Organization (Details) - USD ($)			6 Months Ended
	Jun. 25, 2025	May 10, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Organization [Line Items]
Consolidated revenue
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”) [Member]
Organization [Line Items]
Percentage of effective ownership			100.00%
AISYS Inc. (“AISYS”) [Member]
Organization [Line Items]
Percentage of effective ownership		100.00%
Prestige Asset International Inc.(“PAII”) [Member]
Organization [Line Items]
Percentage of effective ownership	100.00%
Interests amount (in Dollars)	$ 55,534
Consolidated revenue			59.00%		78.00%